Trade and other receivables - Summary of trade and other receivables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Net of provisions for doubtful debts	$ 8
Increase in provision	2
Provision utilised	$ 42
IAS 39 [member]
Trade And Other Receivables [Line Items]
Net of provisions for doubtful debts		$ 55
IFRS 9 [member]
Trade And Other Receivables [Line Items]
Net of provisions for doubtful debts		$ 7